Pioneer Mid Cap Value Fund

Schedule of Investments | January 31, 2021

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Schedule of Investments | 1/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.6%
	COMMON STOCKS - 98.6% of Net Assets
	Aerospace & Defense - 0.9%
172,983	Spirit AeroSystems Holdings, Inc.	$5,858,934
	Total Aerospace & Defense	$5,858,934
	Airlines - 1.4%
242,902	Delta Air Lines, Inc.	$9,220,560
	Total Airlines	$9,220,560
	Auto Components - 0.5%
83,818	BorgWarner, Inc.	$3,519,518
	Total Auto Components	$3,519,518
	Banks - 8.4%
245,886	Citizens Financial Group, Inc.	$8,960,086
129,421	East West Bancorp, Inc.	7,757,495
242,178	First Hawaiian, Inc.	5,630,638
88,071	First Republic Bank	12,769,414
107,132	M&T Bank Corp.	14,191,776
38,110	Signature Bank/New York NY	6,295,391
	Total Banks	$55,604,800
	Building Products - 1.5%
70,519	Trane Technologies Plc	$10,108,899
	Total Building Products	$10,108,899
	Capital Markets - 1.3%
62,920	Artisan Partners Asset Management, Inc.	$3,045,328
42,640	Nasdaq, Inc.	5,767,913
	Total Capital Markets	$8,813,241
	Chemicals - 7.1%
99,939	Celanese Corp.	$12,207,549
413,932	Element Solutions, Inc.	7,049,262
355,894	Huntsman Corp.	9,402,719
87,665	PPG Industries, Inc.	11,809,352
422,408	Tronox Holdings Plc	6,483,963
	Total Chemicals	$46,952,845
	Consumer Discretionary - 1.1%
303,989	Newell Brands, Inc.	$7,301,816
	Total Consumer Discretionary	$7,301,816
	Containers & Packaging - 2.9%
68,129	Ball Corp.	$5,996,714
37,504(a)	Crown Holdings, Inc.	3,380,986
648,013	Graphic Packaging Holding Co.	10,147,884
	Total Containers & Packaging	$19,525,584
	Electric Utilities - 2.7%
181,581	Avangrid, Inc.	$8,401,753
100,536	Entergy Corp.	9,584,097
	Total Electric Utilities	$17,985,850
	Electrical Equipment - 1.5%
86,771	Eaton Corp. Plc	$10,212,947
	Total Electrical Equipment	$10,212,947
	Electronic Equipment, Instruments & Components - 5.1%
51,024	CDW Corp.	$6,717,820
189,045	Corning, Inc.	6,781,044
84,985	Dolby Laboratories, Inc.	7,481,230
40,132(a)	Keysight Technologies, Inc.	5,682,290
171,611	National Instruments Corp.	7,104,695
	Total Electronic Equipment, Instruments & Components	$33,767,079
	Energy Equipment & Services - 0.8%
246,436	Schlumberger, Ltd.	$5,473,343
	Total Energy Equipment & Services	$5,473,343
	Equity Real Estate Investment Trusts (REITs) - 0.5%
187,991	Outfront Media, Inc.	$3,427,076
	Total Equity Real Estate Investment Trusts (REITs)	$3,427,076
	Equity Real Estate Investment Trusts (REITs) - 9.0%
18,642	Alexandria Real Estate Equities, Inc.	$3,115,265
41,405	Camden Property Trust	4,229,521
19,195	Cousins Properties, Inc.	605,410
127,334	Duke Realty Corp.	5,037,333
205,444	Host Hotels & Resorts, Inc.	2,783,766
321,192	Kimco Realty Corp.	5,302,880
66,788	Omega Healthcare Investors, Inc.	2,419,061
453,328	Park Hotels & Resorts, Inc.	7,561,511
75,861	Safehold, Inc.	5,581,852
52,983	SL Green Realty Corp.	3,575,293
51,996	Sun Communities, Inc.	7,442,188
146,343	UDR, Inc.	5,626,888
272,649	VICI Properties, Inc.	6,892,567
	Total Equity Real Estate Investment Trusts (REITs)	$60,173,535
Shares		Value
	Food & Staples Retailing - 0.8%
75,317	Sysco Corp.	$5,385,919
	Total Food & Staples Retailing	$5,385,919
	Health Care Equipment & Supplies - 5.5%
97,678(a)	Hologic, Inc.	$7,787,867
36,626	STERIS Plc	6,853,091
17,272	West Pharmaceutical Services, Inc.	5,172,791
109,384	Zimmer Biomet Holdings, Inc.	16,809,039
	Total Health Care Equipment & Supplies	$36,622,788
	Health Care Providers & Services - 2.3%
89,353	McKesson Corp.	$15,589,418
	Total Health Care Providers & Services	$15,589,418
	Hotels, Restaurants & Leisure - 4.9%
59,356	Darden Restaurants, Inc.	$6,938,123
60,692	Hilton Worldwide Holdings, Inc.	6,153,562
430,275	International Game Technology Plc	6,931,730
214,202	MGM Resorts International	6,117,609
279,650(a)	Norwegian Cruise Line Holdings, Ltd.	6,334,073
	Total Hotels, Restaurants & Leisure	$32,475,097
	Household Durables - 1.7%
84,795	Lennar Corp.	$7,050,704
22,220	Whirlpool Corp.	4,112,700
	Total Household Durables	$11,163,404
	Insurance - 6.6%
119,043	Aflac, Inc.	$5,378,363
32,041	Assurant, Inc.	4,340,594
167,687	Brown & Brown, Inc.	7,225,633
289,104	Hartford Financial Services Group, Inc.	13,882,774
99,029	Lincoln National Corp.	4,504,829
473,953	Old Republic International Corp.	8,578,549
	Total Insurance	$43,910,742
	Internet & Direct Marketing Retail - 1.6%
84,369	Expedia, Inc.	$10,470,193
	Total Internet & Direct Marketing Retail	$10,470,193
	IT Services - 0.9%
71,090	Booz Allen Hamilton Holding Corp.	$6,054,735
	Total IT Services	$6,054,735
	Machinery - 11.2%
93,019	AGCO Corp.	$10,315,807
156,392	Allison Transmission Holdings, Inc.	6,365,154
71,238	Donaldson Co., Inc.	4,234,387
194,573	Flowserve Corp.	6,919,016
291,416(a)	Ingersoll Rand, Inc.	12,192,846
129,922	Otis Worldwide Corp.	8,399,457
146,515	PACCAR, Inc.	13,365,098
41,817	Stanley Black & Decker, Inc.	7,254,831
68,828	Timken Co.	5,207,527
	Total Machinery	$74,254,123
	Media - 1.1%
182,527(a)	Liberty Media Corp.-Liberty SiriusXM	$7,403,295
	Total Media	$7,403,295
	Metals & Mining - 2.0%
104,203(a)	Freeport-McMoRan, Inc.	$2,804,102
87,635	Reliance Steel & Aluminum Co.	10,172,671
	Total Metals & Mining	$12,976,773
	Mortgage Real Estate Investment Trusts (REITs) - 0.7%
83,267	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$4,925,243
	Total Mortgage Real Estate Investment Trusts (REITs)	$4,925,243
	Multiline Retail - 0.9%
32,179	Dollar General Corp.	$6,262,355
	Total Multiline Retail	$6,262,355
	Multi-Utilities - 1.7%
204,770	Public Service Enterprise Group, Inc.	$11,555,171
	Total Multi-Utilities	$11,555,171
	Oil, Gas & Consumable Fuels - 1.8%
283,553	Marathon Petroleum Corp.	$12,238,147
	Total Oil, Gas & Consumable Fuels	$12,238,147
	Real Estate Management & Development - 0.9%
100,502(a)	CBRE Group, Inc.	$6,128,612
	Total Real Estate Management & Development	$6,128,612
	Road & Rail - 2.5%
58,076	JB Hunt Transport Services, Inc.	$7,820,514
42,592	Kansas City Southern	8,632,121
	Total Road & Rail	$16,452,635
	Semiconductors & Semiconductor Equipment - 1.0%
43,023	MKS Instruments, Inc.	$6,800,646
	Total Semiconductors & Semiconductor Equipment	$6,800,646
Shares		Value
	Software - 1.1%
65,709(a)	Manhattan Associates, Inc.	$7,440,230
	Total Software	$7,440,230
	Specialty Retail - 3.8%
152,406(a)	AutoNation, Inc.	$10,863,500
148,844	Foot Locker, Inc.	6,522,344
7,664(a)	O’Reilly Automotive, Inc.	3,260,802
164,281(a)	Urban Outfitters, Inc.	4,506,228
	Total Specialty Retail	$25,152,874
	Textiles, Apparel & Luxury Goods - 0.9%
55,639	Ralph Lauren Corp.	$5,622,321
	Total Textiles, Apparel & Luxury Goods	$5,622,321
	TOTAL COMMON STOCKS
	(Cost $539,618,941)	$656,830,748
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
	(Cost $539,618,941)	$656,830,748
	OTHER ASSETS AND LIABILITIES - 1.4%	$9,119,461
	NET ASSETS - 100.0%	$665,950,209

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$656,830,748	$–	$–	$656,830,748
Total Investments in Securities	$656,830,748	$–	$–	$656,830,748

During the three months ended January 31, 2021, there were no transfers in or out of Level 3.